Income tax - Reconciliation between Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Computed tax expense on income from continuing operations	$ 96.6	$ 118.7
Certain income from containership leasing segment that is exempt from tax	(99.6)	(109.5)
Change in valuation allowance	(4.5)	23.2
Change in current year uncertain tax positions	(4.6)	(1.9)
Change in tax law	(0.5)	2.5
Foreign rate differential	1.5	(2.6)
Withholding taxes	(1.0)	(1.1)
Other, net	20.4	(26.9)
Total tax expense	$ 8.3	$ 2.4	$ 33.0